4. DERIVATIVE LIABILITIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annualized volatility	201.40%	106.50%
Dividend rate	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.21%	0.86%
Expected life of derivative liability	2 years	1 year
Maximum [Member]
Risk-free interest rate	1.80%	0.92%
Expected life of derivative liability	10 years	9 years